Inventories (Tables)	6 Months Ended
Oct. 31, 2023
Inventoryt [Abstract]
Schedule of Inventories
	As of
	April 30, 2023	October 31, 2023
	JPY	JPY	US$
	(in thousands)
Finished goods	¥118,984	¥175,018	$1,156
Work-in-process	37	37	0
Raw materials	4,098	4,967	33
Total	¥123,119	¥180,022	$1,189